Goodwill and Intangible Assets - Gross Values And Amortization Of Intangible Assets (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Goodwill And Intangible Assets [Line Items]
Gross intangible assets excluding goodwill	$ 201,039	$ 200,920
Accumulated amortization	(93,370)	(83,382)
Intangible assets	107,669	117,538
Definite-lived intangible assets
Goodwill And Intangible Assets [Line Items]
Gross intangible assets excluding goodwill	191,484	191,365
Accumulated amortization	(93,370)	(83,382)
Intangible assets	98,114	107,983	$ 119,344	$ 150,679
Definite-lived intangible assets | Renewal rights
Goodwill And Intangible Assets [Line Items]
Gross intangible assets excluding goodwill	48,163	48,163
Accumulated amortization	(38,205)	(35,238)
Intangible assets	9,958	12,925
Definite-lived intangible assets | Customer relationships
Goodwill And Intangible Assets [Line Items]
Gross intangible assets excluding goodwill	67,738	67,619
Accumulated amortization	(47,867)	(42,419)
Intangible assets	19,871	25,200
Definite-lived intangible assets | Life VOBA
Goodwill And Intangible Assets [Line Items]
Gross intangible assets excluding goodwill	75,583	75,583
Accumulated amortization	(7,298)	(5,725)
Intangible assets	$ 68,285	69,858
Estimated useful life of intangible assets	100 years
Indefinite-lived intangible assets
Goodwill And Intangible Assets [Line Items]
Intangible assets	$ 9,555	9,555	$ 9,555	$ 9,555
Indefinite-lived intangible assets | Insurance licenses
Goodwill And Intangible Assets [Line Items]
Gross intangible assets excluding goodwill	9,555	9,555
Intangible assets	$ 9,555	$ 9,555
Minimum | Definite-lived intangible assets | Renewal rights
Goodwill And Intangible Assets [Line Items]
Estimated useful life of intangible assets	10 years
Minimum | Definite-lived intangible assets | Customer relationships
Goodwill And Intangible Assets [Line Items]
Estimated useful life of intangible assets	10 years
Maximum | Definite-lived intangible assets | Renewal rights
Goodwill And Intangible Assets [Line Items]
Estimated useful life of intangible assets	13 years
Maximum | Definite-lived intangible assets | Customer relationships
Goodwill And Intangible Assets [Line Items]
Estimated useful life of intangible assets	13 years